SUPPLEMENTAL CASH FLOW DISCLOSURE (Variations in non-cash transactions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 29, 2019	Dec. 30, 2018
Cash flow statement [Abstract]
Additions to property, plant and equipment and intangible assets included in accounts payable and accrued liabilities	$ (16,144)	$ (4,977)
Proceeds on disposal of property, plant and equipment included in other current assets	(9)	(86)
Additions to right-of-use assets included in lease obligations	7,753
Impact of initial adoption of new accounting standards (note 2(c))	2,176	1,515
Non-cash ascribed value credited to contributed surplus for dividends attributed to Treasury RSUs	954	754
Non-cash ascribed value credited to share capital from shares issued or distributed pursuant to vesting of restricted share units and exercise of stock options	$ 10,789	$ 6,681